Goodwill - Disclosure of goodwill (Details) - Goodwill - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill, beginning balance	£ 5,869	£ 5,444
Additions	81
Exchange adjustments	283	425
Goodwill, ending balance	£ 6,233	£ 5,869